EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 539.5	$ 574.3	$ 595.5
Less employee costs capitalized to property, plant and equipment and to intangible assets	(141.8)	(168.4)	(191.7)
Total employee costs	397.7	405.9	403.8
Purchase of goods and services:
Royalties and rights	416.0	401.0	403.9
Cost of products sold	460.3	497.3	444.6
Subcontracting costs	92.9	147.7	148.8
Marketing and distribution expenses	62.1	61.3	56.0
Other	376.3	346.1	301.0
Purchase of goods and services	1,407.6	1,453.4	1,354.3
Total employee costs and purchase of goods and services	1,805.3	1,859.3	1,758.1
Cost of inventories included in purchase of goods and services	444.2	470.7	407.9
Write-downs of inventories	$ 3.1	$ 2.0	$ 1.7